Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Central Index Key	0000877243
Amendment Flag	false
Document Creation Date	Oct. 28, 2013
Document Effective Date	Oct. 31, 2013
Prospectus Date	Oct. 31, 2013
ACTIVE ASSETS MONEY TRUST | ACTIVE ASSETS MONEY TRUST
Risk/Return:
Trading Symbol	aamxx
ACTIVE ASSETS TAX-FREE TRUST | ACTIVE ASSETS TAX FREE TRUST
Risk/Return:
Trading Symbol	aatxx
ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST | ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Risk/Return:
Trading Symbol	aacxx
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST | ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
Risk/Return:
Trading Symbol	aagxx